Income Taxes - Narrative (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Income Tax Disclosure [Line Items]
Statutory income tax rate					21.00%	21.00%
Tax expense (benefit) of TCJA - FDII					$ 1,188,000	$ 3,010,000
Tax expense (benefit) of TCJA - GILTI					86,000	53,000
Tax expense (benefit) of TCJA - BEAT					1,694,000
Operating loss carryforward					2,037,000	2,597,000
Deferred income taxes and tax credits					4,206,000	3,837,000
Deferred tax assets, valuation allowance					4,206,000	3,837,000
Gross unrecognized tax benefit					2,559,000	6,246,000
Unrecognized tax benefits that would impact effective tax rate					2,501,000	6,194,000
Net increase and decrease in interest and penalties					841,000	(155,000)
Accrued interest and penalties					354,000	231,000
Settlement of IRS transfer pricing audits			$ 5,500,000		5,491,000
Income tax (benefit) expense	$ (30,523,000)	$ 1,542,000	$ (27,913,000)	$ 11,710,000	16,173,000	$ 14,601,000
Income tax expense (benefit), rates	85.80%	14.70%	150.90%	33.00%
Pre-tax income (loss)	$ (35,583,000)	$ 10,500,000	$ (18,501,000)	$ 35,486,000
Income tax reconciliation, related to stock-based compensation charge			$ 40,440,000
Discrete tax benefits	$ 18,149,000
Sanken
Income Tax Disclosure [Line Items]
Income tax settlements, one-time capital contribution to neutralize cash impact					9,500,000
Previously Reported
Income Tax Disclosure [Line Items]
Settlement of IRS transfer pricing audits					9,482,000
Federal
Income Tax Disclosure [Line Items]
Operating loss carryforward					0
Minnesota
Income Tax Disclosure [Line Items]
Operating loss carryforward					600,000
Research credit					536,000
Europe
Income Tax Disclosure [Line Items]
Research credit					3,050,000
Thailand
Income Tax Disclosure [Line Items]
Operating loss carryforward					1,500,000
Massachusetts
Income Tax Disclosure [Line Items]
Operating loss carryforward					$ 2,706,000